Selected Revenue and Expense Information for Each Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net revenues from external customers	$ 499,912	[1]	$ 407,177	[1]	$ 334,061	[1]
Cost of revenues	(316,674)	[1]	(250,733)	[1]	(206,469)	[1]
Gross profit	183,238		156,444		127,592
Laboratory services
Segment Reporting Information [Line Items]
Net revenues from external customers	382,890	[1]	311,638	[1]	278,908	[1]
Cost of revenues	(235,148)	[1]	(184,882)	[1]	(166,436)	[1]
Gross profit	147,742		126,756		112,472
Manufacturing services
Segment Reporting Information [Line Items]
Net revenues from external customers	117,022	[1]	95,539	[1]	55,153	[1]
Cost of revenues	(81,526)	[1]	(65,851)	[1]	(40,033)	[1]
Gross profit	$ 35,496		$ 29,688		$ 15,120

[1]	Process Chemistry revenues of $15.9 million and $20.4 million and Process Chemistry cost of revenues of $8.7 million and $12.7 million for years 2010 and 2011, respectively, have been reclassified from Laboratory Services to Manufacturing Services (see Note 20).